1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
RICHARD HOROWITZ richard.horowitz@dechert.com +1 212 698 3525 Direct +1 212 698 0452 Fax

August 22, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4720

Re:	NB Crossroads Private Markets Fund IV (TI) – Custody Client LLC File No. 811-23115

Ladies and Gentlemen:

Enclosed for filing on behalf of NB Crossroads Private Markets Fund IV (TI) – Custody Client LLC (“Registrant”), a closed-end management investment company, is Amendment No. 4 to the Registrant’s registration statement under the Investment Company Act of 1940, as amended, on Form N-2.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3525.

Sincerely,

/s/ Richard Horowitz
Richard Horowitz